FAIR VALUE MEASUREMENTS - Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3 (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Balance at beginning of the period		$ 2,059	$ 1,032
Fair value change		(1,115)	1,027
Settle with shares of Kaixin held by the Company	$ 13,246	$ (944)
Balance at ending of the period			$ 2,059